Columbia Select Large-Cap Value Fund
Supplement dated May 17, 2011
to the Prospectus dated March 7, 2011
and
to the Statement of Additional Information (SAI) dated April 11, 2011
The ticker symbol on the cover page of the prospectus and SAI for Columbia Select Large-Cap Value Fund Class C shares is hereby replaced with the following:

	Class	Ticker Symbol
Columbia Select Large-Cap Value Fund	Class C	SVLCX